Intangible Assets And Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Text Block [abstract]
Intangible Assets And Goodwill
5. INTANGIBLE ASSETS AND GOODWILL

In thousands of euro	Goodwill	Assets under construction*	Patent, trademarks and other rights	Software	Other intangible assets	Total
Cost	28	356,145	486	7,597	17	364,273
Amortisation and impa i rment	(2)	(41,649)	(133)	(3,433)	(1)	(45,218)

Net book value at September 30, 2021	26	314,496	353	4,164	16	319,055

Cost	28	208,787	467	4,542	—	213,824
Amortisation and impairment	(2)	(39,978)	(83)	(2,035)	—	(42,098)

Net book value at December 31, 2020	26	168,809	384	2,507	—	171,726

*	Assets under construction include costs of projects in the development phase. The projects under development relate to electric vehicles, electric vehicles components and software.

The increase in assets under construction amounted to EUR 140,857,129 (2020: EUR 48,940,935) and are net of grants and research and development tax incentives for an amount of EUR 9,101,856 (2020: EUR 4,084,637) and relate to electric vehicles and electric vehicles components and software.
Amortisation for the nine months periods ended September 30, 2021 and September 30, 2020 was EUR 1,364,784 and EUR 662,700.
Amortisation for the three months periods ended September 30, 2021 and September 30, 2020 was EUR 509,882 and EUR 274,514
Foreign exchange differences related to the translation of foreign operations for the nine months periods ending September 30, 2021 and September 30, 2020 amounted to EUR 6,982,157 and EUR (7,849,032).
Foreign exchange differences for the three months periods ending September 30, 2021 and September 30, 2020 were EUR (2,053,439) and EUR (147,465).

8. INTANGIBLE ASSETS AND GOODWILL

In thousands of euro	Goodwill	Assets under construction****	Patent, trademarks and other rights	Software	TOTAL
Cost
At January 1, 2020	6	124,938	104	2,394	127,442

Additions	26	91,996	—	2,304	94,326
Additions through business combinations under common control	—	—	361	—	361
Additions through business combinations	—	—	—	4	4
Transfer	(4)	—	—	—	(4)
Disposal	—	—	—	(10)	(10)
Foreign exchange differences	—	(8,147)	2	(150)	(8,295)

At December 31, 2020	28	208,787	467	4,542	213,824

In thousands of euro	Goodwill	Assets under construction****	Patent, trademarks and other rights	Software	TOTAL
Amortisation/impairment
At January 1, 2020	(6)	(41,949)	(17)	(1,220)	(43,192)
Amortisation	—	—	(27)	(893)	(920)
Additions through business combinations under common control	—	—	(39)	—	(39)
Transfer	4	—	—	—	4
Disposal	—	—	—	5	5
Impairment	—	(366)	—	—	(366)
Foreign exchange differences	—	2,337	—	73	2,410

At December 31, 2020	(2)	(39,978)	(83)	(2,035)	(42,098)

Net book Value
At January 1, 2020	—	82,989	87	1,174	84,250

At December 31, 2020	26	168,809	384	2,507	171,726

Further information on acquisition through business combinations, are provided in Note 9.

In thousands of euro	Goodwill	Assets under construction****	Patent, trademarks and other rights	Software	TOTAL
Cost
At January 1, 2019	2	49,325	102	917	50,346
Additions	4	46,145	—	836	46,985
Additions through business combinations under common control	—	24,020	121	543	24,684
Disposal	—	(2)	(133)	—	(135)
Foreign exchange differences	—	5,450	14	98	5,562

At December 31, 2019	6	124,938	104	2,394	127,442

Amortisation/impairment
At January 1, 2019	(2)	(15,298)	(9)	(476)	(15,785)
Amortisation	—	—	(17)	(419)	(436)
Additions through business combinations under common control	—	(19,661)	(121)	(275)	(20,057)
Disposal	—	—	133	—	133
Impairment	(4)	(4,968)	—	—	(4,972)
Foreign exchange differences	—	(2,022)	(3)	(50)	(2,075)

At December 31, 2019	(6)	(41,949)	(17)	(1,220)	(43,192)

In thousands of euro	Goodwill	Assets under construction****	Patent, trademarks and other rights	Software	TOTAL
Net book Value
At January 1, 2019	—	34,027	93	441	34,561

At December 31, 2019	—	82,989	87	1,174	84,250

Cost
At January 1, 2018	2	28,934	—	570	29,506
Additions	—	19,155	103	355	19,613
Foreign exchange differences	—	1,236	(1)	(8)	1,227

At December 31, 2018	2	49,325	102	917	50,346

Amortisation/impairment
At January 1, 2018	(2)	(6,090)	—	(262)	(6,354)
Amortisation	—	—	(9)	(218)	(227)
Impairment	—	(9,347)	—	—	(9,347)
Foreign exchange differences	—	139	—	4	143

At December 31, 2018	(2)	(15,298)	(9)	(476)	(15,785)

****Assets under construction include all costs of projects that are in development phase. The projects under development relate to electric vehicles, electric vehicle components and software.
The impairment loss was recogn
i
sed in relation to projects and elements of projects that are no longer expected to generate future cash-flows, as they are not commercially viable.